SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Warranty Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Beginning Balance	$ 14,763,321	$ 8,630,604	$ 513,459
Increase due to acquisition of SST & NRE			6,376,107
Addition	2,760,248	6,233,291	1,741,038
Claimed	(359,858)	(100,574)
Ending Balance	$ 17,163,711	$ 14,763,321	$ 8,630,604